Consolidated Statements of Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Revenue	$ 2,776,768	$ 3,195,221	$ 4,925,735
Expenses
Selling, general and administrative	1,368,153	1,364,736	1,059,703
Amortization – intangibles	1,051,928	1,003,485	721,720
Bad debt	732,254
Direct costs	225,618	385,384	382,871
Development costs	2,692,009
Share-based payments	371,513		151,038
Loss on acquisition	80,818
Impairment loss – goodwill	139,618
Impairment loss – intangible assets	1,948,082
Depreciation – property and equipment	6,644	7,297	8,579
Total Expenses	8,616,636	2,760,902	2,323,911
Income /(Loss) from Operations	(5,839,868)	434,319	2,601,824
Net Finance Charges
Interest expense	53,709	35,768	158,792
Foreign exchange loss (gain)	189,783	146,599	(399,314)
Profit / (Loss) Before Income Tax	(6,083,360)	251,952	2,842,346
Income tax expense	178,022	187,705	310,289
Net Profit / (Loss) for the Year	(6,261,382)	64,247	2,532,057
Other Comprehensive Income
Items that may be subsequently transferred to net profit (loss) exchange differences on translating foreign operations gain (loss)	(1,410)	60,173	(157,358)
Total Comprehensive Income (Loss)	$ (6,262,792)	$ 124,420	$ 2,374,699
Earnings (Loss) per Share
Basic (in CAD per share)	$ (0.18)	$ 0	$ 0.10
Diluted (in CAD per share)	$ (0.18)	$ 0	$ 0.09
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,192	33,987,383	26,288,889
Diluted (in shares)	35,529,192	34,951,693	29,083,740